Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Dec. 31, 2012	$ 4,746	$ 18,346	$ 38,824	$ (1,419)	$ (10,200)	$ 50,297
Beginning balance, shares at Dec. 31, 2012	4,218,361
Net income			4,001			4,001
Other comprehensive loss (income)				(240)		(240)
Cash dividends			(3,707)			(3,707)
Stock-based compensation activity		30				30
Purchase of treasury stock, at cost					(445)	$ (445)
Purchase of treasury stock, shares	(24,918)					(24,918)
Treasury stock issued for stock option and stock purchase plans		(6)			54	$ 48
Treasury stock issued for stock option and stock purchase plans, shares	2,823
Ending balance, shares at Dec. 31, 2013	4,196,266
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2013	$ 4,746	18,370	39,118	(1,659)	(10,591)	49,984
Net income			4,216			4,216
Other comprehensive loss (income)				(538)		(538)
Cash dividends			(3,690)			(3,690)
Stock-based compensation activity		47				47
Purchase of treasury stock, at cost					(222)	$ (222)
Purchase of treasury stock, shares	(12,322)					(12,322)
Treasury stock issued for stock option and stock purchase plans		(8)			67	$ 59
Treasury stock issued for stock option and stock purchase plans, shares	3,497
Ending balance, shares at Dec. 31, 2014	4,187,441					4,187,441
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2014	$ 4,746	18,409	39,644	(2,197)	(10,746)	$ 49,856
Net income			3,058			3,058
Other comprehensive loss (income)				(6)		(6)
Cash dividends			(3,687)			(3,687)
Stock-based compensation activity		57				57
Purchase of treasury stock, at cost					(63)	$ (63)
Purchase of treasury stock, shares	(3,504)					(3,504)
Treasury stock issued for stock option and stock purchase plans		(12)			122	$ 110
Treasury stock issued for stock option and stock purchase plans, shares	6,334
Common stock issued to FNBPA stockholders	$ 52	(102)			$ 10,687	$ 10,637
Common stock issued to FNBPA stockholders, shares	607,815
Ending balance, shares at Dec. 31, 2015	4,798,086					4,798,086
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2015	$ 4,798	$ 18,352	$ 39,015	$ (2,203)		$ 59,962